Revenue and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	For the years ended December 31,
	2021	2020
Revenue by geography
United States	$108,072	$50,275
International	2,565	2,259

Total revenue	$110,637	$52,534

	For the years ended December 31,
	2021	2020
Revenue by type
Hardware	$69,629	$31,978
Professional services	22,732	12,304
Hosted services	18,276	8,252

Total revenue	$110,637	$52,534

Summary of Deferred Revenue, by Arrangement, Disclosure	A summary of the change in deferred revenue is as follows.

	For the years ended December 31,
	2021	2020
Deferred revenue balance as of January 1	$53,501	$19,083
Revenue recognized from balance of deferred revenue at the beginning of the period	(11,764)	(4,226)
Revenue deferred during the period	85,153	50,939
Revenue recognized from revenue originated and deferred during the period	(31,293)	(12,295)

Deferred revenue balance as of December 31	$95,597	$53,501